Fair Value of Assets and Liabilities - Asset Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Assets and Liabilities
Common shares owned in RMR Inc.	1,214,225
Historical cost	$ 26,888
Unrealized gain on investment in available for sale securities	24,042	$ 30,465	$ (9,391)
Recurring
Fair Value of Assets and Liabilities
Investment in RMR Inc.	72,005
Recurring | Level 1 inputs
Fair Value of Assets and Liabilities
Investment in RMR Inc.	72,005
Recurring | Level 2 inputs
Fair Value of Assets and Liabilities
Investment in RMR Inc.	0
Recurring | Level 3 inputs
Fair Value of Assets and Liabilities
Investment in RMR Inc.	0
Discontinued Operations, Held-for-sale | Nonrecurring
Fair Value of Assets and Liabilities
Property held for sale and classified as discontinued operations	19,667
Discontinued Operations, Held-for-sale | Nonrecurring | Level 1 inputs
Fair Value of Assets and Liabilities
Property held for sale and classified as discontinued operations	0
Discontinued Operations, Held-for-sale | Nonrecurring | Level 2 inputs
Fair Value of Assets and Liabilities
Property held for sale and classified as discontinued operations	19,667
Discontinued Operations, Held-for-sale | Nonrecurring | Level 3 inputs
Fair Value of Assets and Liabilities
Property held for sale and classified as discontinued operations	$ 0